PROPERTY AND EQUIPMENT, NET (Details Narrative) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024 USD ($) ft²	Sep. 30, 2023 USD ($)	Sep. 30, 2024 USD ($) ft²	Sep. 30, 2023 USD ($)	Dec. 31, 2023 USD ($) ft²	Dec. 31, 2022 USD ($)
Property, Plant and Equipment [Abstract]
Area of Land | ft²	15,000		15,000		15,000
Depreciation and amortization expense | $	$ 0.1	$ 0.1	$ 0.4	$ 0.4	$ 0.7	$ 0.6